Dividends - Additional Information (Details) ₩ / shares in Units, ₩ in Millions	3 Months Ended							12 Months Ended
	Sep. 30, 2025 KRW (₩)	Sep. 30, 2025 $ / shares	Jun. 30, 2025 KRW (₩)	Jun. 30, 2025 $ / shares	Mar. 31, 2025 KRW (₩)	Mar. 31, 2025 $ / shares	Dec. 31, 2024 KRW (₩)	Dec. 31, 2025 KRW (₩) ₩ / shares	Dec. 31, 2024 KRW (₩) ₩ / shares	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 $ / shares
Disclosure Of Dividends [Abstract]
Dividends recognised as distributions to owners							₩ 899,972	₩ 573,768		₩ 587,006
Dividends Recognised As Distributions To Owners Of Parent	₩ 335,016		₩ 334,651		₩ 334,339
Dividends Recognised As Distributions To Owners Per Share | (per share)		$ 930		$ 920		$ 912		₩ 1,605			$ 1,530
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners									₩ 298,285
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners Per Share | ₩ / shares									₩ 804